Liabilities with customers (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deposits from customers [abstract]
Time deposits	R$ 28,158,459	R$ 10,517,060
Demand deposits	2,572,536	11,566,826
Savings deposits	1,540,604	1,307,055
Creditors by resources to release	380,021	251,863
Total liabilities with customers	R$ 32,651,620	R$ 23,642,804